Filed pursuant to Rule 497(e)
Registration Nos. 033-96634; 811-09094
May 9, 2022
LEUTHOLD FUNDS, INC.
Leuthold Core Investment Fund Retail Class Shares (Ticker: LCORX) Institutional Class Shares (Ticker: LCRIX)	Leuthold Select Industries Fund LSLTX
Leuthold Global Fund Retail Class Shares (Ticker: GLBLX) Institutional Class Shares (Ticker: GLBIX)	Grizzly Short Fund GRZZX
Leuthold Core ETF LCR Listed on NYSE Arca, Inc.
Supplement to the
Statement of Additional Information dated January 31, 2022, as supplemented to date

Change in Officer – All Funds
Effective as of May 9, 2022, Holly J. Weiss no longer serves as the Secretary and Treasurer of the Funds, and has been replaced in those capacities by Glenn R. Larson.  References to Ms. Weiss in the statement of additional information are hereby deemed deleted.  The information in the statement of additional information regarding Mr. Larson is hereby amended and restated as follows (information is as of May 9, 2022):
Glenn R. Larson 150 South Fifth Street Suite 1700 Minneapolis, MN 55402 Age: 57	Secretary and Treasurer	One year term, Secretary and Treasurer since 2022	Compliance Officer of the Adviser since 2005.	N/A	N/A

Change in Creation and Redemption Transaction Fees – Leuthold Core ETF
Effective as of May 2, 2022, the standard fixed creation transaction fee and the standard fixed redemption transaction fee for the Leuthold Core ETF are each $300.  The second sentence under the subheader “Creation Transaction Fee” and the second sentence under the subheader “Redemption Transaction Fee,” each as contained in the “Purchase and Redemption of Leuthold Core ETF Shares in Creation Units” section of the statement of additional information, are hereby amended and restated as follows:
•	“The standard fixed creation transaction fee for the Fund is $300 regardless of the number of Creation Units created in the transaction.”
•	“The standard fixed redemption transaction fee for the Fund is $300 regardless of the number of Creation Units redeemed in the transaction.”
If you have any questions, please call the Leuthold Funds at 1-800-273-6886 (toll free).

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The date of this Supplement is May 9, 2022.
Please retain this Supplement for future reference.